SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2024
SEGMENT INFORMATION
Schedule of segment profitability and reconciliation to consolidated net income (loss) and comprehensive income (loss)

	Six Months Ended June 30,
	2024	2023
	U.S. dollars in thousands
Commercial Operations Segment Adjusted EBITDA	(4,681)	(11,031)
Research And Development Adjusted EBITDA	(3,143)	(5,550)
Financial income, net	5,360	26,330
Share-based compensation to employees and service providers	(229)	(849)
Depreciation	(402)	(1,055)
Amortization of intangible assets	(16)	(530)
Gain from early termination of lease, net	23	694
Other income	—	42,993
Consolidated Comprehensive income (loss)	(3,088)	51,002